Revenue - Additional information (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)
Revenue
Annual fee per member | ¥		¥ 100
Membership period	1 month
Quarterly fee per member | ¥		¥ 300
Aggregate amount of the transaction price allocated for the remaining performance obligations			$ 11,769,563	$ 23,981,734
Minimum
Revenue
Membership period		1 year
Maximum
Revenue
Membership period		2 years
Remaining performance obligations over the next 12 months
Revenue
Aggregate amount of the transaction price allocated for the remaining performance obligations			11,456,667	15,308,898
Remaining performance obligations for next 12 months to 24 months
Revenue
Aggregate amount of the transaction price allocated for the remaining performance obligations			$ 312,896	$ 8,672,836